UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2016

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.1%
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.5%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	680,000	$694,450
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,670,000	1,698,173	(a)

Total Auto Components				2,392,623

Diversified Consumer Services - 1.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	960,000	979,200	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,700,000	1,806,250	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,280,000	1,491,200
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	920,000	915,400

Total Diversified Consumer Services				5,192,050

Hotels, Restaurants & Leisure - 3.7%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,329,034	1,329,034	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,000,000	1,082,500
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,710,000	1,794,760	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,090,000	2,032,525
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,320,000	1,278,750	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	445,000	879	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,190,000	1,228,675
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	620,000	646,350	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	750,000	759,375	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,598,000	3,782,397	(a)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	600,000	636,000	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,540,000	2,178,050	(a)

Total Hotels, Restaurants & Leisure				16,749,295

Household Durables - 1.6%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,980,000	2,012,175	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,650,000	1,650,000	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,520,000	1,569,400
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	310,000	308,450
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,920,000	1,785,600	(a)

Total Household Durables				7,325,625

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,300,000	728,000	(a)

Media - 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	2,510,000	2,591,575	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,940,000	2,124,826	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	790,000	946,644	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	710,000	692,250
DISH DBS Corp., Senior Notes	5.875%	11/15/24	480,000	448,200
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,350,000	3,458,875	(a)
Gray Television Inc., Senior Notes	5.875%	7/15/26	440,000	442,200	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,878,600	680,992	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,620,000	1,615,950	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,889,382		$1,176,140	(a)(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	3,190,000		3,062,400	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	3,080,000		3,049,200	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,490,000		1,740,773
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	678,000		787,786
Tribune Media Co., Senior Notes	5.875%	7/15/22	760,000		760,000
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	217,000		230,020	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,240,000		1,230,700	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	2,030,000	EUR	2,392,015	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	2,140,000		1,734,830
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,890,000		2,904,450	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000		1,970,000	(a)

Total Media					34,039,826

Multiline Retail - 0.7%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,180,000		1,259,650	(a)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	330,000		300,300
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	680,000		557,600	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,060,000		810,900	(a)(b)

Total Multiline Retail					2,928,450

Specialty Retail - 2.0%
American Greetings Corp., Senior Notes	7.375%	12/1/21	1,220,000		1,270,325
GameStop Corp., Senior Notes	6.750%	3/15/21	920,000		910,800	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	3,600,000		3,114,000	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	730,000		742,775	(a)
L Brands Inc., Debentures	6.950%	3/1/33	470,000		468,825
L Brands Inc., Senior Notes	6.875%	11/1/35	1,290,000		1,312,575
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,180,000		1,241,950

Total Specialty Retail					9,061,250

TOTAL CONSUMER DISCRETIONARY					78,417,119

CONSUMER STAPLES - 3.7%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,370,000		1,311,775	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	1,120,000		1,171,800
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,230,000		1,386,825	(a)

Total Beverages					3,870,400

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,900,000		1,726,625	(a)

Food Products - 1.1%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	790,000		790,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,630,000		1,634,075	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	2,630,000		2,399,875	(a)

Total Food Products					4,823,950

Household Products - 1.0%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	700,000		731,500
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	580,000		618,425
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	440,000		466,400
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	790,000		826,538
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,690,000		1,759,712	(a)

Total Household Products					4,402,575

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,370,000		2,008,575

TOTAL CONSUMER STAPLES					16,832,125

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.1%
Energy Equipment & Services - 1.3%
CGG, Senior Notes	6.500%	6/1/21	1,470,000	$654,150
CGG, Senior Notes	6.875%	1/15/22	200,000	88,000
Ensco PLC, Senior Notes	4.700%	3/15/21	230,000	191,399
Ensco PLC, Senior Notes	5.750%	10/1/44	1,390,000	835,738
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	510,000	385,050	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	340,000	324,921
Pride International Inc., Senior Notes	7.875%	8/15/40	1,200,000	843,115
SESI LLC, Senior Notes	6.375%	5/1/19	1,320,000	1,277,100
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,390,000	1,084,200	(a)
Weatherford International Ltd., Senior Notes	7.750%	6/15/21	190,000	185,725

Total Energy Equipment & Services				5,869,398

Oil, Gas & Consumable Fuels - 11.8%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	800,000	280,000	*(f)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	2,209,000	773,150	*(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,130,000	1,076,325	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	2,860,000	1,458,600
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,060,000	1,195,150	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	960,000	976,800
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	3,360,000	2,352,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,095,000	711,750
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	380,000	245,100
Continental Resources Inc., Senior Notes	5.000%	9/15/22	890,000	874,425
Continental Resources Inc., Senior Notes	3.800%	6/1/24	290,000	254,475
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,370,000	1,137,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,570,000	1,460,100
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	680,000	599,964	(g)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,050,000	748,125
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	710,000	429,550
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	330,000	334,950
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	542,000	534,040
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	2,010,000	1,949,700
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	850,000	828,750
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,430,000	2,870,481	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	4,290,000	4,840,823
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	510,000	513,825
Magnum Hunter Resources Corp. Escrow	—	—	4,340,000	0	*(c)(d)(h)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,700,000	1,326,000	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	330,000	245,850	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,070,000	829,250	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,690,000	612,625	*(c)(e)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	4,660,000	1,328,100	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	990,000	965,250	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,240,000	1,193,500
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,770,000	1,623,975
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	920,000	841,800
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,850,000	1,493,875

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,460,000		$1,489,200
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	700,000		693,000	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	740,000		708,550	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,280,000		1,091,200
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	5,810,000		4,517,275
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	930,000		688,200	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	6.625%	10/1/20	470,000		481,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	150,000		156,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	420,000		442,050
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	950,000		878,750
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	920,000		828,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	400,000		404,000
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000		471,700
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	670,000		618,745
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,930,000		1,654,975
WPX Energy Inc., Senior Notes	7.500%	8/1/20	340,000		341,061
WPX Energy Inc., Senior Notes	8.250%	8/1/23	530,000		533,975

Total Oil, Gas & Consumable Fuels					52,903,839

TOTAL ENERGY					58,773,237

FINANCIALS - 11.4%
Banks - 4.9%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,400,000		1,492,750	(g)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,930,000		2,432,365	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,200,000		2,371,875
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	420,000		412,398	(g)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	950,000		931,237	(a)(g)(i)
CIT Group Inc., Senior Notes	5.375%	5/15/20	370,000		386,650
CIT Group Inc., Senior Notes	5.000%	8/15/22	650,000		663,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,240,000		2,262,400
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,290,000		1,285,033	(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,660,000		1,861,607	(a)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,600,000		1,597,269	(a)(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	790,000		747,538	(g)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	630,000		644,963	(g)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	800,000		826,000	(g)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/1/16	170,000		170,850	(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,210,000		1,433,850	(g)(i)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	390,000		437,294
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,480,000	AUD	1,956,142	(g)(j)

Total Banks					21,913,221

Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,800,000		1,701,970	(a)(g)(i)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000		1,497,156
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,320,000		1,382,368

Total Capital Markets					4,581,494

Consumer Finance - 1.0%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,133,000		1,277,458
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,110,000		1,204,350
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,150,000		1,178,037
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,400,000		1,127,000	(a)

Total Consumer Finance					4,786,845

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,010,000	$1,038,108
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	500,000	520,250
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	370,000	385,725
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	790,000	815,675	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	100,000	104,578
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,200,000	4,488,750
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	160,000	171,800
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,860,000	2,206,090
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	150,000	183,188
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	390,000	423,637

Total Diversified Financial Services				10,337,801

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	850,000	854,250	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	940,000	712,050
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	650,000	778,375	(a)

Total Insurance				2,344,675

Real Estate Investment Trusts (REITs) - 0.6%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	1,010,000	1,030,200	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,000,000	1,012,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	530,000	567,100

Total Real Estate Investment Trusts (REITs)				2,609,800

Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	3,130,000	3,153,475
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,610,000	1,666,350	(a)

Total Real Estate Management & Development				4,819,825

TOTAL FINANCIALS				51,393,661

HEALTH CARE - 6.6%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	800,000	720,000	(a)

Health Care Equipment & Supplies - 1.5%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	2,330,000	2,289,225	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	820,000	668,300	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	930,000	809,100	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	950,000	948,812	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,110,000	1,015,650
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	890,000	948,402	(a)

Total Health Care Equipment & Supplies				6,679,489

Health Care Providers & Services - 3.9%
BioScrip Inc., Senior Notes	8.875%	2/15/21	860,000	799,800
Centene Corp., Senior Notes	5.625%	2/15/21	740,000	773,300	(a)
Centene Corp., Senior Notes	4.750%	5/15/22	520,000	533,000
Centene Corp., Senior Notes	6.125%	2/15/24	460,000	490,188	(a)
HCA Inc., Debentures	7.500%	11/15/95	3,920,000	3,841,600

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	560,000		$582,750
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,580,000		2,491,312
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,300,000		1,368,250	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	590,000	EUR	669,648	(j)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,330,000		2,399,434
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	1,330,000		1,409,800
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,160,000		1,995,300

Total Health Care Providers & Services					17,354,382

Pharmaceuticals - 1.1%
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	860,000		862,150	(a)(b)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	1,010,000		964,550	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	960,000		825,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,090,000		1,853,569	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	330,000		265,650	(a)

Total Pharmaceuticals					4,770,919

TOTAL HEALTH CARE					29,524,790

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	760,000		801,990
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,330,000		1,980,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	910,000		921,375

Total Aerospace & Defense					3,703,865

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	460,000		470,350	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	680,000		651,950	(a)

Total Air Freight & Logistics					1,122,300

Airlines - 0.3%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	501,424		523,361	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	61,398		64,929
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	521,670		597,965
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	255,817		266,369

Total Airlines					1,452,624

Building Products - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,460,000		1,317,650	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	450,000		464,625	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	660,000		678,150	(a)

Total Building Products					2,460,425

Commercial Services & Supplies - 1.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	660,000		536,250	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,240,000		1,326,800	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,110,000		926,850
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,608,000		2,797,080
West Corp., Senior Notes	5.375%	7/15/22	2,450,000		2,287,687	(a)

Total Commercial Services & Supplies					7,874,667

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 1.1%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,040,000	$949,000	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,250,000	1,268,750	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,245,733	1,009,044	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,060,000	1,033,500	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,420,000	688,700	(a)

Total Construction & Engineering				4,948,994

Electrical Equipment - 0.8%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	860,311	838,803	(b)(d)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,020,000	1,013,625	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	810,000	773,550	(a)
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	900,000	902,250	(a)

Total Electrical Equipment				3,528,228

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	610,000	539,850	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,820,000	2,968,050	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,260,000	1,322,685
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	190,000	147,250	(a)

Total Machinery				4,977,835

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,170,000	1,714,300	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,240,000	254,200	*(c)(f)

Total Marine				1,968,500

Road & Rail - 1.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,580,000	1,540,500	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	260,000	222,300	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	3,280,000	3,280,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	940,000	608,650

Total Road & Rail				5,651,450

Trading Companies & Distributors - 1.0%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,340,000	1,401,131	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	2,300,000	2,392,000
HD Supply Inc., Senior Notes	5.750%	4/15/24	770,000	802,725	(a)

Total Trading Companies & Distributors				4,595,856

Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,980,000	1,009,800	(a)(b)

TOTAL INDUSTRIALS				43,294,544

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	750,000	723,113

Internet Software & Services - 0.5%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	710,000	721,537	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,070,000	1,150,250
Match Group Inc., Senior Notes	6.375%	6/1/24	610,000	635,925	(a)

Total Internet Software & Services				2,507,712

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	640,000	$272,000	(a)(c)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	3,400,000	3,421,250	(a)

Total IT Services				3,693,250

Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	1,110,000	1,132,935	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	640,000	669,236	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	890,000	752,820
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	430,000	340,506
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	260,000	188,825

Total Technology Hardware, Storage & Peripherals				3,084,322

TOTAL INFORMATION TECHNOLOGY				10,008,397

MATERIALS - 7.5%
Chemicals - 0.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	620,000	623,100	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	813,312	711,648	(a)(b)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	430,000	449,350	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	2,260,000	1,966,200	(a)

Total Chemicals				3,750,298

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,290,000	986,850	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	470,000	350,150	(a)

Total Construction Materials				1,337,000

Containers & Packaging - 3.0%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,469,148	1,491,185	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	2,190,000	2,246,119	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,220,000	1,207,800	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	2,150,000	2,069,375	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	840,000	820,050	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,280,000	3,460,400
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,030,000	952,750	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	420,000	433,178	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	790,000	800,862	(a)

Total Containers & Packaging				13,481,719

Metals & Mining - 3.3%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	1,210,000	1,172,187	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	510,000	485,775	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	196,350	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,060,000	1,017,600	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	1,850,000	1,803,750
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	430,000	384,850	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,020,000	986,850
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	20,000	19,000
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	500,000	454,219
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	350,000	309,750
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	470,000	413,600
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	660,000	532,950
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,570,000	133,450	*(a)(c)(f)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	17,132		$0	(b)(c)(d)(h)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	380,000		388,550	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	371,188	EUR	422,078	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,129,560		1,248,164	(a)(b)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,010,000		954,450
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,140,000		1,177,050	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,390,000		1,445,600	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,500,000		1,372,500

Total Metals & Mining					14,918,723

Paper & Forest Products - 0.0%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	190,000		150,575

TOTAL MATERIALS					33,638,315

TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 4.1%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,760,000		1,735,800
CenturyLink Inc., Senior Notes	7.650%	3/15/42	1,360,000		1,156,000
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	2,440,000		2,534,550
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	2,480,000		1,723,600
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,880,000		1,861,200	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	630,000		658,029
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,350,000		1,367,725
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	20,000		19,650	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,410,000		391,625	*(a)(f)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,960,000		1,962,450	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	3,450,000		3,398,250
Windstream Services LLC, Senior Notes	7.750%	10/1/21	1,700,000		1,610,750
Windstream Services LLC, Senior Notes	6.375%	8/1/23	130,000		109,850

Total Diversified Telecommunication Services					18,529,479

Wireless Telecommunication Services - 5.9%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	3,260,000		3,202,950	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	310,000		347,975	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,410,000		1,484,025	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,360,000		1,558,043	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,110,000		1,666,900
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,130,000		2,691,800
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	200,000		201,750
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,770,000		2,960,437	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,180,000		1,056,100
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,625,000		2,606,625
Sprint Corp., Senior Notes	7.250%	9/15/21	1,820,000		1,560,650
Sprint Corp., Senior Notes	7.875%	9/15/23	230,000		189,175
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	560,000		577,506
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,350,000		1,402,313
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	590,000		624,663
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000		143,963	(j)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,010,000		2,227,976	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,000,000		1,092,500	(j)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000		644,575	(a)

Total Wireless Telecommunication Services					26,239,926

TOTAL TELECOMMUNICATION SERVICES					44,769,405

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 2.5%
Electric Utilities - 1.6%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,820,000	$2,710,725
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,200,000	4,368,000

Total Electric Utilities				7,078,725

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	60,000	66,680

Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	940,000	996,400	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,303,832	3,126,251

Total Independent Power and Renewable Electricity Producers				4,122,651

TOTAL UTILITIES				11,268,056

TOTAL CORPORATE BONDS & NOTES (Cost - $381,214,973)				377,919,649

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,100,000	577,410	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	900,000	583,668	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	506,880	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,975,524)				1,667,958

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	420,000	350,700

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,299,084	454,679	(a)(b)(c)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,687,100)				805,379

SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,290,000	1,291,075	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	1,100,000	907,500	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	819,625	536,854	(k)(l)

TOTAL CONSUMER DISCRETIONARY				2,735,429

ENERGY - 0.6%
Energy Equipment & Services - 0.4%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,565,678	1,531,755	(c)(k)(l)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	400,000	398,000	(c)(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	819,563	629,015	(k)(l)

Total Oil, Gas & Consumable Fuels				1,027,015

TOTAL ENERGY				2,558,770

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,009,800	$906,296	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,350,000	1,312,875	(k)(l)

TOTAL HEALTH CARE				2,219,171

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	478,797	447,675	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,204,750	1,078,251	(k)(l)

TOTAL UTILITIES				1,525,926

TOTAL SENIOR LOANS (Cost - $9,833,096)				9,039,296

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Republic of Argentina, Senior Notes	6.875%	4/22/21	440,000	470,360	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	400,000	433,400	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	210,000	227,325	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,041,106)				1,131,085

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.2%
U.S. Government Obligations - 5.2%
U.S. Treasury Notes	1.375%	9/30/20	19,060,000	19,408,817
U.S. Treasury Notes	1.625%	5/15/26	3,820,000	3,866,856

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,083,191)				23,275,673

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			86,730	813,527	*(c)(d)

ENERGY - 1.1%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc.			56,559	78,617	*
KCAD Holdings I Ltd.			275,927,431	2,014,270	*(c)(d)

Total Energy Equipment & Services				2,092,887

Oil, Gas & Consumable Fuels - 0.7%
Magnum Hunter Resources Corp.			223,003	3,038,416	*(c)

TOTAL ENERGY				5,131,303

FINANCIALS - 0.7%
Banks - 0.7%
Citigroup Inc.			53,229	2,256,377
JPMorgan Chase & Co.			16,476	1,023,819

TOTAL FINANCIALS				3,280,196

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			16,100	193,361	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			106,322	576,372	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			3,202	0	*(c)(d)(h)

TOTAL INDUSTRIALS				576,372

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		3,464,533	$3	*(c)(d)

TOTAL COMMON STOCKS (Cost - $15,799,153)			9,994,762

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $1,007,659)	5.500%	1,198	998,677

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Consumer Finance - 0.5%
GMAC Capital Trust I	6.411%	94,363	2,342,090	(g)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	7.008%	92,250	2,404,957	(g)

TOTAL PREFERRED STOCKS (Cost - $4,912,587)			4,747,047

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $440,554,389)			429,579,526

SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,842,930)	0.238%	4,842,930	4,842,930

TOTAL INVESTMENTS - 96.7% (Cost - $445,397,319#)			434,422,456
Other Assets in Excess of Liabilities - 3.3%			14,918,165

TOTAL NET ASSETS - 100.0%			$449,340,621

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The maturity principal is currently in default as of June 30, 2016.

(f)	The coupon payment on these securities is currently in default as of June 30, 2016.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$77,088,085	$1,329,034		$78,417,119
Energy	—	58,773,237	0	*	58,773,237
Industrials	—	42,455,741	838,803		43,294,544
Materials	—	33,638,315	0	*	33,638,315
Other Corporate Bonds & Notes	—	163,796,434	—		163,796,434
Collateralized Mortgage Obligations	—	1,667,958	—		1,667,958
Convertible Bonds & Notes	—	805,379	—		805,379
Senior Loans:
Consumer Discretionary	—	1,291,075	1,444,354		2,735,429
Energy	—	1,531,755	1,027,015		2,558,770
Health Care	—	906,296	1,312,875		2,219,171
Utilities	—	—	1,525,926		1,525,926
Sovereign Bonds	—	1,131,085	—		1,131,085
U.S. Government & Agency Obligations	—	23,275,673	—		23,275,673
Common Stocks:
Consumer Discretionary	—	—	813,527		813,527
Energy	$78,617	3,038,416	2,014,270		5,131,303
Financials	3,280,196	—	—		3,280,196
Health Care	—	—	193,361		193,361
Industrials	—	—	576,372		576,372
Materials	—	—	3		3
Convertible Preferred Stocks	998,677	—	—		998,677
Preferred Stocks	4,747,047	—	—		4,747,047

Total Long-Term Investments	$9,104,537	$409,399,449	$11,075,540		$429,579,526

Short-Term Investments†	$4,842,930	—	—		$4,842,930

Total Investments	$13,947,467	$409,399,449	$11,075,540		$434,422,456

Other Financial Instruments:
Futures Contracts	$482,765	—	—		$482,765
Forward Foreign Currency Contracts	—	$156,966	—		156,966

Total Other Financial Instruments	$482,765	$156,966	—		$639,731

Total	$14,430,232	$409,556,415	$11,075,540		$435,062,187

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$19,150	—		$19,150

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

								CONVERTIBLE BONDS & NOTES
	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		INDUSTRIALS	MATERIALS		UTILITIES	MATERIALS
Balance as of September 30, 2015	$1,141,402	—		—	$0	*	$2,961,296	$651,166
Accrued premiums/discounts	12,674	—		—	—		—	—
Realized gain (loss)	—	—		—	—		(50,775)	—
Change in unrealized appreciation (depreciation)[1]	108,537	—		—	(170)		(86,700)	(311,632)
Purchases	90,598	$0	*	—	170		—	115,145
Sales	(24,177)	—		—	—		(113,096)	—
Transfers into Level 3[2]	—	—		$838,803	—		—	—
Transfers out of Level 3[3]	—	—		—	—		(2,710,725)	(454,679)

Balance as of June 30, 2016	$1,329,034	$0	*	$838,803	$0	*	—	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[1]	$108,537	—		—	$(170)		—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of September 30, 2015	$1,851,507	$2,660,486	$966,578	$1,171,414
Accrued premiums/discounts	9,300	2,748	1,097	3,014
Realized gain (loss)	505	130	88	226
Change in unrealized appreciation (depreciation)[1]	(410,733)	(78,140)	(53,817)	(91,975)
Purchases	—	388,000	—	453,600
Sales	(6,225)	(1,946,209)	(7,650)	(10,353)
Transfers into Level 3[2]	—	—	1,312,875	—
Transfers out of Level 3[3]	—	—	(906,296)	—

Balance as of June 30, 2016	$1,444,354	$1,027,015	$1,312,875	$1,525,926

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[1]	$(410,733)	$(78,140)	—	$(91,975)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of September 30, 2015	$0	*	$2,498,523	$1,336,300	$685,351	$201,836	$448,280	$16,574,139
Accrued premiums/discounts	—		—	—	—	—	—	28,833
Realized gain (loss)	—		—	469,904	—	—	—	420,078
Change in unrealized appreciation (depreciation)[1]	813,527		(484,253)	14,657	(164,668)	(201,833)	(392,623)	(1,339,823)
Purchases	—		—	129,909	55,689	—	32	1,233,143
Sales	—		—	(1,757,409)	—	—	(55,689)	(3,920,808)
Transfers into Level 3[2]	—		—	—	—	—	—	2,151,678
Transfers out of Level 3[3]	—		—	—	—	—	—	(4,071,700)

Balance as of June 30, 2016	$813,527		$2,014,270	$193,361	$576,372	$3	—	$11,075,540

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[1]	$813,527		$(484,253)	$63,452	$(164,668)	$(201,833)	—	$(446,256)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,971,047
Gross unrealized depreciation	(32,945,910)

Net unrealized depreciation	$(10,974,863)

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	258	9/16	$31,265,198	$31,518,328	$253,130
U.S. Treasury 10-Year Notes	69	9/16	8,946,287	9,175,922	229,635

Net unrealized appreciation on open futures contracts					$482,765

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,699,718	EUR	2,366,658	Bank of America N.A.	7/14/16	$72,507
EUR	660,000	USD	741,581	Citibank, N.A.	8/12/16	(8,142)
EUR	1,070,000	USD	1,200,069	Citibank, N.A.	8/12/16	(11,008)
USD	2,744,945	EUR	2,394,091	Citibank, N.A.	8/12/16	84,459

Total						$137,816

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016